CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Operating activities:
Net loss	$ (33,633,793)	$ (258,919,494)	$ (242,562,132)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Impairment of long-lived assets		202,756,739	6,437,716
Inventory write-down	808,031	740,087	59,313,129
Impairment of Intangible assets			3,764,464
Impairment of goodwill			6,160,545
Depreciation	90,223,634	112,894,150	93,501,714
Amortization of deferred convertible notes issuance costs and premium	933,152	784,456	784,456
Allowance of doubtful receivables, advance to suppliers and prepayment for purchases of property, plant and equipment	5,710,167	3,658,491	852,278
Losses (gains) on derivatives	(6,057,941)	(633,964)	53,945
Share-based compensation	2,240,126	1,626,560	2,221,406
Loss on disposal of long-lived assets	1,486,466	631,567	935,293
Customer advance forfeited		(34,706,867)
Provision(reversal) for litigation		(4,017,232)	2,046,088
Reversal for firm purchase commitment			(3,930,701)
Gain on disposal of land use right	(64,283)	(4,693,760)
Fair value change of warrant liability	(7,455,000)	(3,202,500)
Gains on repurchase of convertible notes	(7,048,188)
Gain on disposal of subsidiaries	(8,253,229)
Changes in assets and liabilities:
Accounts receivable	45,610,160	(25,362,053)	(98,241,588)
Inventories	(19,210,219)	(97,019,340)	(157,339,323)
Advances to suppliers	(8,237,614)	10,145,556	4,473,538
Amounts due from related parties	(1,508,056)	476,787	9,377,921
Value added tax recoverable	(2,370,868)	(7,841,886)	7,233,773
Prepaid expenses and other current assets	40,319,263	9,726,118	(4,774,851)
Prepaid land use right	512,595	8,207,466	766,720
Accounts payable	(174,893,352)	156,692,295	243,304,231
Advances from customers	(15,231,114)	67,651,345	(33,633,577)
Income tax payables	(3,795,493)	2,869,657	3,658,106
Other current liabilities	9,224,022	3,877,495	3,920,605
Other long-term assets	(158,952)
Other long-term liabilities	(2,874,319)	(8,689,735)	(983,066)
Accrued warranty expense	8,043,681	9,842,133	(2,617,314)
Deferred tax assets	(2,151,417)	(3,832,046)	22,441,178
Project assets	(33,856,418)	(25,100,741)	(21,895,840)
Net cash (used in) provided by operating activities	(121,688,959)	118,561,284	(94,731,286)
Investing activities:
Purchases of property, plant and equipment	(51,813,162)	(90,139,831)	(113,533,942)
Advances for purchases of property, plant and equipment	(2,699,262)	(36,098,206)	(22,886,958)
Cash received from government subsidy	12,218,438	16,819,424	1,458,283
Proceeds from disposal of property, plant and equipment	93,411	442,134	187,484
Proceeds from disposal of subsidiaries, net of cash disposed	18,679,663
Purchase of investment securities			(759,322)
Changes in restricted cash	134,584,395	(80,916,131)	(114,452,748)
Net cash (paid) received on settlement of derivatives	4,397,504	290,341	768,666
Net cash (used in) provided by investing activities	115,460,987	(189,602,269)	(249,218,537)
Financing activities:
Proceeds from bank borrowings	1,063,769,258	1,452,032,406	1,115,846,764
Proceeds from related parties	4,000,000
Repayment of bank borrowings	(1,045,904,061)	(1,450,351,941)	(1,056,351,424)
Cash paid for issuance costs		(4,551,958)
Issuance cost refund			8,779
Proceeds from exercise of stock options	993,329	477,829
Repurchase of convertible notes	(9,809,860)
Proceeds from issuance of common shares and detachable warrant		70,050,000
Contribution (repurchase) from noncontrolling interests		(36,244)	403,563
Net cash provided by financing activities	13,048,666	67,620,092	59,907,682
Effect of exchange rate changes	6,254,232	(3,089,712)	(1,713,692)
Net increase (decrease) in cash and cash equivalents	13,074,926	(6,510,605)	(285,755,833)
Cash and cash equivalents, beginning of year	86,772,678	93,283,283	379,039,116
Cash and cash equivalents, end of year	99,847,604	86,772,678	93,283,283
Supplemental schedule of non-cash transactions
Project assets reclassified to property, plant and equipment, net	27,127,591	16,672,267
Payables for purchase of property, plant and equipment	45,377,459	12,932,775	44,761,843
Bank notes, included in accounts receivable, used to purchase equipment	13,321,415	18,238,523	12,229,398
Supplemental disclosure of cash flow information
Interest paid	42,309,295	52,566,232	55,147,312
Income tax paid (return)	$ 5,866,131	$ (1,343,124)	$ (5,895,538)